21. Discontinued operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations Details Abstract
Revenues		$ 26,384	$ 5,532,505
Cost of sales		(36,726)	(3,575,956)
Gross (loss) income		(10,342)	1,956,549
Administrative and selling expenses		0	(21,456)
Other operating income		722,397	0
Other operating expenses		0	(27,914)
Operating income		712,055	1,907,179
Income (loss) on net monetary position		(206,232)	(89,134)
Finance expense		0	(838)
Income before income tax from discontinued operations	$ 0	505,823	1,817,207
Income tax for the year	0	(80,973)	(599,970)
Income for the year from discontinued operations	$ 0	$ 424,850	$ 1,217,236